THE LAZARD FUNDS, INC.

30 Rockefeller Plaza

New York, New York 10112

April 30, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Deborah O'Neal, Esq.

Re: The Lazard Funds, Inc. (the "Fund")

Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 133 to the Fund's Registration Statement on Form N-1A; and
(2)	the text of Post-Effective Amendment No. 133 to the Fund's Registration Statement on Form N-1A was filed electronically on April 29, 2019.

THE LAZARD FUNDS, INC.

By: /s/ Jessica Falzone

Jessica Falzone

Assistant Secretary